Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone: (215) 564-8099

February 22, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware VIP Trust (the “Registrant”)
File Nos. 811-05162; 033-14363

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 3 risk/return summary disclosure that was included in the supplement relating to the prospectus dated April 29, 2011, for the Service Class of the Delaware VIP Smid Cap Growth Series, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on February 9, 2012 (Accession No 0001450791-12-000022) pursuant to Rule 497(e) under the 1933 Act.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang
Bruce G. Leto